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                           [LOGO OF EXCELSIOR FUNDS]



                                  Money Market
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Money Fund...............................................................    6
 Government Money Fund....................................................    7
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    9
 New York Tax-Exempt Money Fund...........................................   13
NOTES TO FINANCIAL STATEMENTS.............................................   16

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                                                           New York
                                             Government      Treasury      Tax-Exempt     Tax-Exempt
                               Money           Money          Money          Money          Money
                                Fund            Fund           Fund           Fund           Fund
                           --------------  --------------  ------------  --------------  ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios...........  $1,782,626,920  $1,035,129,909  $423,223,453  $2,055,160,501  $552,388,705
                           ==============  ==============  ============  ==============  ============
   Investments, at value
    (Note 1).............  $1,782,626,920  $1,035,129,909  $423,223,453  $2,055,160,501  $552,388,705
   Cash..................             --            1,000         1,000             --            --
   Interest receivable...      22,509,740      14,763,004     5,471,138      11,914,993     3,181,008
   Receivable for shares
    sold.................      70,734,333      22,952,436    18,010,601      58,397,362     4,869,532
   Receivable for
    investments sold.....             --              --            --              --      9,150,000
   Prepaid expenses......         146,109          11,670         7,660         104,027         5,422
                           --------------  --------------  ------------  --------------  ------------
   Total Assets..........   1,876,017,102   1,072,858,019   446,713,852   2,125,576,883   569,594,667

  LIABILITIES:
   Payable for dividends
    declared.............       9,515,327       5,499,481     2,174,600       6,787,844     1,645,502
   Payable for
    investments
    purchased............             --              --            --        5,907,724           --
   Payable for shares
    redeemed.............      62,002,800      52,896,003    20,355,707      25,962,864    17,862,622
   Investment advisory
    fees payable (Note
    2)...................          17,230         141,628        73,681         217,666       155,037
   Administration fees
    payable (Note 2).....         350,913         249,112        64,716         294,170        66,892
   Administrative
    servicing fees
    payable (Note 2).....         341,734          57,385        45,945         268,361        17,106
   Directors' fees
    payable (Note 2).....           7,939           2,324           --              --            523
   Due to custodian bank.       1,938,366             --            --        3,150,045       297,023
   Accrued expenses and
    other payables.......         126,561         146,380        27,183          40,186        42,718
                           --------------  --------------  ------------  --------------  ------------
   Total Liabilities.....      74,300,870      58,992,313    22,741,832      42,628,860    20,087,423
                           --------------  --------------  ------------  --------------  ------------
  NET ASSETS.............  $1,801,716,232  $1,013,865,706  $423,972,020  $2,082,948,023  $549,507,244
                           ==============  ==============  ============  ==============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income....  $        2,454  $          (75) $      3,509  $        1,986  $        --
   Accumulated net
    realized loss on
    investments..........         (19,632)        (85,594)      (11,345)        (92,603)       (7,389)
   Par value (Note 3)....       1,801,918       1,013,989       423,982       2,083,289       549,515
   Paid-in capital in
    excess of par value..   1,799,931,492   1,012,937,386   423,555,874   2,080,955,351   548,965,118
                           --------------  --------------  ------------  --------------  ------------
  Total Net Assets.......  $1,801,716,232  $1,013,865,706  $423,972,020  $2,082,948,023  $549,507,244
                           ==============  ==============  ============  ==============  ============
  Net Assets:
   Shares................  $1,510,669,464  $1,013,865,706  $423,972,020  $2,082,948,023  $549,507,244
   Institutional Shares..     291,046,768             --            --              --            --

  Shares of Common Stock Outstanding
   (Note 3):
   Shares................   1,510,871,195   1,013,989,088   423,981,936   2,083,289,285   549,515,414
   Institutional Shares..     291,046,692             --            --              --            --

  NET ASSET VALUE PER
   SHARE:
   Shares................           $1.00           $1.00         $1.00           $1.00         $1.00
                                    =====           =====         =====           =====         =====
   Institutional Shares..           $1.00             --            --              --            --
                                    =====           =====         =====           =====         =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2000 (Unaudited)

                                                                                 New York
                                         Government    Treasury    Tax-Exempt   Tax-Exempt
                            Money Fund   Money Fund   Money Fund   Money Fund   Money Fund
                            -----------  -----------  -----------  -----------  ----------
  INVESTMENT INCOME:
   Interest income........  $57,534,575  $33,486,910  $14,986,614  $43,615,916  $9,828,116
                            -----------  -----------  -----------  -----------  ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    2,223,321    1,297,070      759,474    2,588,857   1,180,271
   Administrative
    servicing fees (Note
    2)....................    1,838,481      169,209       96,401      799,700      32,959
   Administration fees
    (Note 2)..............    1,351,779      788,618      384,800    1,574,025     358,802
   Custodian fees.........      230,884      175,221       67,985      261,800      61,008
   Legal and audit fees...       65,907       28,428       14,348       55,767      14,674
   Shareholder servicing
    agent fees............       36,623        9,269        9,082       17,109       5,022
   Shareholder reports....       19,869       14,778        3,626        5,304       4,651
   Directors' fees and
    expenses (Note 2).....       15,605        6,523        2,968       31,038       8,412
   Registration and filing
    fees..................       14,386       20,910        4,192        9,507         662
   Miscellaneous expenses.      221,493       72,387       28,428       85,280      18,149
                            -----------  -----------  -----------  -----------  ----------
   Total Expenses.........    6,018,348    2,582,413    1,371,304    5,428,387   1,684,610
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................   (2,147,466)    (169,209)     (96,401)    (799,700)   (467,688)
                            -----------  -----------  -----------  -----------  ----------
   Net Expenses...........    3,870,882    2,413,204    1,274,903    4,628,687   1,216,922
                            -----------  -----------  -----------  -----------  ----------
  NET INVESTMENT INCOME...   53,663,693   31,073,706   13,711,711   38,987,229   8,611,194
                            -----------  -----------  -----------  -----------  ----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain
    (loss) on
    security transactions.         (308)       2,903       12,994          150      10,503
                            -----------  -----------  -----------  -----------  ----------
  Net increase in net
   assets resulting from
   operations.............  $53,663,385  $31,076,609  $13,724,705  $38,987,379  $8,621,697
                            ===========  ===========  ===========  ===========  ==========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                                                             New York
                                              Government      Treasury       Tax-Exempt     Tax-Exempt
                                Money           Money           Money          Money          Money
                                 Fund            Fund           Fund            Fund           Fund
                            --------------  --------------  -------------  --------------  ------------
  Six Months Ended
   September 30, 2000
   (Unaudited)
  Net investment income...  $   53,663,693  $   31,073,706  $  13,711,711  $   38,987,229  $  8,611,194
  Net realized gain (loss)
   on investments.........            (308)          2,903         12,994             150        10,503
                            --------------  --------------  -------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............      53,663,385      31,076,609     13,724,705      38,987,379     8,621,697
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (44,938,288)    (31,073,706)   (13,734,402)    (38,987,116)   (8,611,194)
   Institutional Shares...      (8,723,313)            --             --              --            --
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 3):
   Shares.................      43,486,924     241,172,530   (101,412,203)     31,839,519   128,103,638
   Institutional Shares...      18,047,866             --             --              --            --
                            --------------  --------------  -------------  --------------  ------------
  Net increase (decrease)
   in net assets..........      61,536,574     241,175,433   (101,421,900)     31,839,782   128,114,141
  NET ASSETS:
   Beginning of period....   1,740,179,658     772,690,273    525,393,920   2,051,108,241   421,393,103
                            --------------  --------------  -------------  --------------  ------------
   End of period (1)......  $1,801,716,232  $1,013,865,706  $ 423,972,020  $2,082,948,023  $549,507,244
                            ==============  ==============  =============  ==============  ============
  (1) Including
    undistributed
    (distributions in
    excess of) net
    investment income.....  $        2,454  $          (75) $       3,509  $        1,986  $        --
                            ==============  ==============  =============  ==============  ============
  Year Ended March 31,
   2000
  Net investment income...  $   61,079,910  $   39,690,327  $  21,653,324  $   44,713,807  $  9,329,928
  Net realized gain (loss)
   on investments.........          34,486          (1,247)       (24,339)         68,882       (17,892)
                            --------------  --------------  -------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............      61,114,396      39,689,080     21,628,985      44,782,689     9,312,036
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (56,402,552)    (39,690,302)   (21,653,324)    (44,703,007)   (9,329,928)
   Institutional Shares*..      (4,676,979)            --             --              --            --
  Increase in net assets
   from fund share
   transactions (Note 3)
   Shares.................     493,480,150     130,860,598     31,201,410     547,959,304   115,691,688
   Institutional Shares*..     272,997,023             --             --              --            --
                            --------------  --------------  -------------  --------------  ------------
  Net increase in net
   assets.................     766,512,038     130,859,376     31,177,071     548,038,986   115,673,796
  NET ASSETS:
   Beginning of year......     973,667,620     641,830,897    494,216,849   1,503,069,255   305,719,307
                            --------------  --------------  -------------  --------------  ------------
   End of year (2)........  $1,740,179,658  $  772,690,273  $ 525,393,920  $2,051,108,241  $421,393,103
                            ==============  ==============  =============  ==============  ============
 --------
  (2) Including
    undistributed
    (distributions in
    excess of) net
    investment income.....  $          362  $          (75) $      26,200  $        1,873  $        --
                            ==============  ==============  =============  ==============  ============

 --------
* Institutional shares of the Money Fund commenced operations on December 16, 1999.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios
  For a Fund share outstanding throughout each period.

                                                                                       Dividends
                            Net Asset                             Total    Dividends   in Excess
                             Value,      Net      Net Realized     From     From Net     of Net
                            Beginning Investment  Gain (Loss)   Investment Investment  Investment
                            of Period   Income   on Investments Operations   Income      Income
                            --------- ---------- -------------- ---------- ----------  ----------
  MONEY FUND
   Shares -- (5/3/85*):
   Year Ended March 31,
   1996...................    $1.00    $0.05336          --      $0.05336  $(0.05336)        --
   1997...................     1.00     0.04888          --       0.04888   (0.04888)        --
   1998...................     1.00     0.05139          --       0.05139   (0.05139)        --
   1999...................     1.00     0.04901          --       0.04901   (0.04901)        --
   2000...................     1.00     0.05005          --       0.05005   (0.05005)        --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     1.00     0.03008          --       0.03008   (0.03008)        --
  GOVERNMENT MONEY FUND --
    (5/8/85*)
   Year Ended March 31,
   1996...................    $1.00    $0.05296          --      $0.05296  $(0.05296)        --
   1997...................     1.00     0.04862          --       0.04862   (0.04862)        --
   1998...................     1.00     0.05082          --       0.05082   (0.05082)        --
   1999...................     1.00     0.04838          --       0.04838   (0.04838)        --
   2000...................     1.00     0.05004          --       0.05004   (0.05004)        --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     1.00     0.02996          --       0.02996   (0.02996)        --
  TREASURY MONEY FUND --
    (2/13/91*)
   Year Ended March 31,
   1996...................    $1.00    $0.05043          --      $0.05043  $(0.05043)        --
   1997...................     1.00     0.04676          --       0.04676   (0.04676)        --
   1998...................     1.00     0.04853          --       0.04853   (0.04853)        --
   1999...................     1.00     0.04543    $ 0.00002      0.04545   (0.04545)        --
   2000...................     1.00     0.04560          --       0.04560   (0.04560)        --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     1.00     0.02727      0.00004      0.02731   (0.02731)        --
  TAX-EXEMPT MONEY FUND --
    (5/24/85*)
   Year Ended March 31,
   1996...................    $1.00    $0.03362          --      $0.03362  $(0.03362)        --
   1997...................     1.00     0.03050          --       0.03050   (0.03050)        --
   1998...................     1.00     0.03216          --       0.03216   (0.03216)        --
   1999...................     1.00     0.02911          --       0.02911   (0.02910)  $(0.00001)
   2000...................     1.00     0.02946    $(0.00001)     0.02945   (0.02945)        --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     1.00     0.01888          --       0.01888   (0.01888)        --
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
    1999..................    $1.00    $0.01711          --      $0.01711  $(0.01711)        --
   Year Ended March 31,
    2000..................     1.00     0.02809          --       0.02809   (0.02809)        --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     1.00     0.01821          --       0.01821   (0.01821)        --

*  Commencement of operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Annualized
(3) Not Annualized
                       See Notes to Financial Statements

                                                  Ratio of     Ratio of     Ratio of
                                         Net        Net          Gross        Net
                  Net Asset            Assets,   Operating     Operating   Investment
                   Value,               End of    Expenses     Expenses      Income      Fee
      Total        End of   Total       Period   to Average   to Average   to Average  Waivers
  Distributions    Period   Return     (000's)   Net Assets  Net Assets(1) Net Assets  (Note 2)
  -------------   --------- ------    ---------- ----------  ------------- ----------  --------
   $(0.05336)       $1.00   5.47%     $  394,285   0.50%         0.53%       5.40%     $0.00037
    (0.04888)        1.00   5.00%        498,066   0.47%         0.53%       4.89%      0.00052
    (0.05139)        1.00   5.26%        658,872   0.48%         0.52%       5.14%      0.00046
    (0.04901)        1.00   5.01%        973,668   0.48%         0.52%       4.85%      0.00049
    (0.05005)        1.00   5.08%      1,467,183   0.47%         0.58%       5.05%      0.00104
    (0.03008)        1.00   3.00%(3)   1,510,669   0.47%(2)      0.71%(2)    6.00%(2)   0.00121
   $(0.05296)       $1.00   5.43%     $  461,470   0.50%         0.53%       5.36%     $0.00031
    (0.04862)        1.00   4.97%        533,834   0.47%         0.51%       4.86%      0.00035
    (0.05082)        1.00   5.20%        600,117   0.47%         0.50%       5.09%      0.00030
    (0.04838)        1.00   4.95%        641,831   0.47%         0.50%       4.85%      0.00029
    (0.05004)        1.00   5.08%        772,690   0.47%         0.50%       5.01%      0.00035
    (0.02996)        1.00   3.00%(3)   1,013,866   0.47%(2)      0.50%(2)    5.99%(2)   0.00016
   $(0.05043)       $1.00   5.16%     $  258,169   0.55%         0.57%       5.03%     $0.00021
    (0.04676)        1.00   4.78%        349,087   0.52%         0.54%       4.68%      0.00026
    (0.04853)        1.00   4.96%        469,640   0.52%         0.54%       4.86%      0.00021
    (0.04545)        1.00   4.64%        494,217   0.52%         0.55%       4.55%      0.00029
    (0.04560)        1.00   4.62%        525,394   0.51%         0.53%       4.58%      0.00021
    (0.02731)        1.00   2.72%(3)     423,972   0.50%(2)      0.54%(2)    5.41%(2)   0.00019
   $(0.03362)       $1.00   3.41%     $  966,711   0.49%         0.53%       3.35%     $0.00042
    (0.03050)        1.00   3.09%      1,069,686   0.47%         0.52%       3.05%      0.00053
    (0.03216)        1.00   3.26%      1,396,531   0.47%         0.53%       3.21%      0.00053
    (0.02911)        1.00   2.95%      1,503,069   0.46%         0.52%       2.91%      0.00059
    (0.02945)        1.00   2.96%      2,051,108   0.46%         0.52%       2.97%      0.00066
    (0.01888)        1.00   1.87%(3)   2,082,948   0.45%(2)      0.52%(2)    3.77%(2)   0.00039
   $(0.01711)       $1.00   1.72%(3)  $  305,719   0.47%(2)      0.79%(2)    2.24%(2)  $0.00219
    (0.02809)        1.00   2.82%        421,393   0.54%         0.71%       2.84%      0.00174
    (0.01821)        1.00   1.80%(3)     549,507   0.51%(2)      0.71%(2)    3.64%(2)   0.00099

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Money Fund




  Principal                                             Discount
    Amount                                                Rate   Value (Note 1)
  ---------                                             -------- --------------
 COMMERCIAL PAPER -- 34.38%
 $ 80,000,000 American Express Co.,
              10/16/00...............................     6.48%  $   80,000,000
   85,000,000 Anheuser-Busch Cos, Inc.,
              10/02/00...............................     6.71       85,000,000
   85,000,000 Asset Securitization Corp.,
              10/13/00...............................     6.57       84,829,362
   85,000,000 Cafco Holding Corp.,
              10/11/00...............................     6.64       84,860,813
   80,000,000 Citibank Canada,
              10/31/00...............................     6.55       80,000,000
   85,000,000 Diageo plc,
              10/02/00...............................     6.77       85,000,000
   80,000,000 Hewlett-Packard Co.,
              10/12/00...............................     6.56       79,856,222
   40,000,000 Merck & Co., Inc.,
              10/19/00...............................     6.56       39,877,789
                                                                 --------------
              TOTAL COMMERCIAL PAPER
              (Cost $619,424,186)....................               619,424,186
                                                                 --------------
 CORPORATE BONDS -- 5.55%
   50,000,000 AT&T Corp.,
              07/19/01...............................     6.65#      50,000,000
   50,000,000 Morgan Stanley Dean Witter & Co.,
              Series C, 03/16/01.....................     6.63#      50,000,000
                                                                 --------------
              TOTAL CORPORATE BONDS
              (Cost $100,000,000)....................               100,000,000
                                                                 --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 55.50%
              Federal Home Loan Bank
  300,000,000 10/12/00...............................     6.48#     300,000,000
  100,000,000 10/26/00...............................     6.48#     100,000,000
  100,000,000 02/15/01...............................     6.55      100,000,000
              Student Loan Marketing Association
  200,000,000 02/15/01...............................     6.52#     200,000,000
  300,000,000 07/26/01...............................     6.65#     300,046,068
                                                                 --------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS
              (Cost $1,000,046,068)..................             1,000,046,068
                                                                 --------------

                                          Value
  Shares                                 (Note 1)
  ------                                 --------
OTHER SHORT-TERM INVESTMENTS -- 3.51%
             INVESTMENT COMPANIES
 15,732,181  Dreyfus Government Cash
             Management Fund......... $   15,732,181
  2,424,485  Dreyfus Treasury Prime
             Cash Management Fund....      2,424,485
 Principal
  Amount
-----------
             REPURCHASE AGREEMENT##
$45,000,000  Morgan Stanley Dean
             Witter & Co. Repurchase
             Agreement, 6.63%, dated
             09/29/00, due 10/02/00,
             to be repurchased at
             $45,024,863.............     45,000,000
                                      --------------
             TOTAL OTHER SHORT-TERM
             INVESTMENTS (Cost
             $63,156,666)............     63,156,666
                                      --------------

TOTAL INVESTMENTS
(Cost $1,782,626,920*)..................................  98.94% $1,782,626,920
OTHER ASSETS & LIABILITIES (NET)........................   1.06      19,089,312
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $1,801,716,232
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities -- rate disclosed is as of September 30,
  2000.
## The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Government Money Fund





  Principal                                             Discount
    Amount                                                Rate   Value (Note 1)
  ---------                                             -------- --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.28%
              Federal Home Loan Bank
 $200,000,000 10/02/00...............................     6.34%  $  200,000,000
  225,000,000 10/26/00...............................     6.48#     225,000,000
   49,900,000 01/26/01...............................     6.49       49,897,660
   21,525,000 02/15/01...............................     6.45       21,496,757
  100,000,000 04/12/01...............................     6.52#     100,000,000
              Student Loan Marketing Association
  100,000,000 01/18/01...............................     6.61#     100,000,000
  300,000,000 02/15/01...............................     6.52#     300,000,000
                                                                 --------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS (Cost
              $996,394,417)..........................               996,394,417
                                                                 --------------

   Shares                                   Value (Note 1)
   ------                                   --------------
 OTHER SHORT-TERM INVESTMENTS -- 3.82%
             INVESTMENT COMPANY
  13,735,492 Dreyfus Government Cash
             Management Fund..............  $   13,735,492
  Principal
   Amount
  ---------
             REPURCHASE AGREEMENT##
 $25,000,000 Morgan Stanley Dean Witter &
             Co. Repurchase Agreement,
             6.63%, dated 09/29/00, due
             10/02/00, to be repurchased
             at $25,013,812...............      25,000,000
                                            --------------
             TOTAL OTHER SHORT-TERM
             INVESTMENTS
             (Cost $38,735,492)...........      38,735,492
                                            --------------

TOTAL INVESTMENTS
(Cost $1,035,129,909*)...  102.10% $1,035,129,909
OTHER ASSETS &
LIABILITIES (NET)........   (2.10)    (21,264,203)
                          -------  --------------
NET ASSETS...............  100.00% $1,013,865,706
                          =======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30,
  2000.
## The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Treasury Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.99%
              Federal Home Loan Bank
 $ 20,000,000  10/02/00................................     6.25%  $ 20,000,000
   25,000,000  10/26/00................................     6.48#    25,000,000
   25,000,000  04/12/01................................     6.52#    25,000,000
   50,000,000 Tennessee Valley Authority
               10/03/00................................     6.40     49,991,111
  100,000,000 U.S. Treasury Bills
               10/12/00................................     6.04     99,834,444
  200,000,000 U.S. Treasury Notes
               11/15/00................................     6.22    199,855,234
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
               OBLIGATIONS
               (Cost $419,680,789).....................             419,680,789
                                                                   ------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                            ------------
 OTHER SHORT-TERM INVESTMENTS -- 0.83%
 3,542,664 Dreyfus Government Cash Management Fund
            (Cost $3,542,664)................................       $  3,542,664
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $423,223,453*).....................................  99.82% $423,223,453
OTHER ASSETS & LIABILITIES (NET)..........................   0.18       748,567
                                                           ------  ------------
NET ASSETS................................................ 100.00% $423,972,020
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30,
  2000.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Tax-Exempt Money Fund





  Principal                                                          Value (Note
   Amount                                                                1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 57.88%
 $20,000,000 Anne Arundel County, Maryland, Commercial Paper,
             4.350%, 11/08/2000...................................   $20,000,000
  15,333,000 Austin, Texas, Combined Utilities, Commercial Paper,
             4.250%, 02/09/2001...................................    15,333,000
  26,000,000 Brownsville, Texas, Utility Systems, Commercial
             Paper,
             4.250%, 10/10/2000...................................    26,000,000
  15,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper, 4.250%, 12/07/2000.................    15,000,000
  16,000,000 Burke County, Georgia, Development Authority,
             Oglethorpe Pike, Commercial Paper,
             4.300%, 12/06/2000...................................    16,000,000
  11,500,000 Custer County, Idaho, Pollution Control Revenue
             Bonds, Amoco Oil Co. Project, 4.150%, 10/01/2000.....    11,500,000
  10,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper, 4.000%, 10/12/2000.................    10,000,000
  11,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper, 4.200%, 11/14/2000.................    11,000,000
  16,000,000 District of Columbia, American National Red Cross,
             Commercial Paper 4.250%, 11/15/2000..................    16,000,000
  15,000,000 District of Columbia, American National Red Cross,
             Commercial Paper, 4.300%, 11/14/2000.................    15,000,000
  25,000,000 Gainsville, Florida, Utility Systems, Commercial
             Paper,
             4.250%, 02/09/2001...................................    25,000,000
   5,000,000 Hockley County, Texas, General Obligation Bonds,
             4.100%, 03/03/2001...................................     5,000,000
   8,000,000 Hockley County, Texas, General Obligation Bonds,
             4.500%, 11/01/2000...................................     8,000,000
   9,400,000 Houston, Texas, General Obligation Bonds, Series A,
             4.250%, 11/28/2000...................................     9,400,000
  15,000,000 Houston, Texas, General Obligation Bonds,
             4.350%, 01/11/2001...................................    15,000,000
  20,000,000 Houston, Texas, General Obligation Bonds, Series B,
             4.300%, 01/11/2001...................................    20,000,000
  10,000,000 Illinois Educational Facilities Authority, Commercial
             Paper,
             4.250%, 01/16/2001...................................    10,000,000
  10,200,000 Indianapolis Local Improvement General Obligation
             Bonds,
             5.000%, 01/08/2001...................................    10,218,697
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $27,000,000 Indianapolis, Indiana, Gas & Utilities Systems,
             Commercial Paper,
             4.300%, 11/08/2000...................................   $27,000,000
  10,600,000 Indianapolis, Indiana, Gas & Utilities Systems,
             Commercial Paper,
             4.200%, 11/14/2000...................................    10,600,000
  25,000,000 Intermountain Power Agency, Utah, 4.250%, 10/11/2000.    25,000,000
  12,100,000 Intermountain Power Agency, Utah, 4.200%, 10/19/2000.    12,100,000
  20,000,000 Intermountain Power Agency, Utah, 4.250%, 11/15/2000.    20,000,000
  10,000,000 Intermountain Power Agency, Utah, Series 97B,
             4.150%, 11/01/2000...................................    10,000,000
  20,000,000 Jacksonville, Florida, General Obligation Commercial
             Paper,
             4.250%, 11/15/2000...................................    20,000,000
   6,200,000 Jackson County, Mississippi, Port
             Facilities Revenue Bonds,
             Chevron USA, Inc. Project,
             5.500%, 06/01/2023...................................     6,200,000
   8,740,000 Kansas City, Kansas, Pollution
             Control Revenue Bonds,
             General Motors Corp. Project,
             4.300%, 11/01/2007+..................................     8,740,000
   7,600,000 Lincoln County, Wyoming, Pollution Control Revenue
             Bonds, Amoco Project, 4.150%, 10/01/2000.............     7,600,000
  35,000,000 Michigan State, Building Authority Commercial Paper,
             4.300%, 11/21/2000...................................    35,000,000
  25,000,000 Montgomery, Alabama, Electric Commercial Paper,
             4.300%, 10/06/2000...................................    25,000,000
   5,000,000 Mount Vernon, Indiana, General Electric Commercial
             Paper,
             4.100%, 10/12/2000...................................     5,000,000
  45,500,000 New York City, New York, Municipal Water Authority,
             Commercial Paper,
             4.250%, 10/11/2000...................................    45,500,000
  15,000,000 New York State, Power Authority & General Purpose
             Revenue Bonds, 4.350%, 10/06/2000....................    15,000,000
  24,700,000 Nueces River, Texas, San Miguel Electric Corp.
             Commercial Paper,
             4.300%, 10/03/2000...................................    24,700,000
  52,500,000 Nueces River, Texas, San Miguel Electric Corp.
             Commercial Paper,
             4.300%, 12/07/2000...................................    52,500,000
   7,350,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             4.300%, 11/14/2000...................................     7,350,000
  23,800,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             4.200%, 11/13/2000...................................    23,800,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                          --------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $27,000,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             4.250%, 01/16/2001..................................   $27,000,000
  10,000,000 Petersburg, Indiana, Pollution Control Revenue
             Bonds, Indiana Power & Light Co., Series B, (AMBAC),
             5.650%, 01/01/2023+.................................    10,000,000
  15,000,000 Platte River, Colorado,
             Commercial Paper,
             4.250%, 01/24/2001..................................    15,000,000
  28,000,000 Private Colleges & Universities Building Facilities
             Authority, Georgia Revenue Bonds, Emory University,
             Series B, 5.500%, 11/01/2035+.......................    28,000,000
   5,300,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series K, 4.350%, 07/01/2020+...     5,300,000
  11,110,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series H, 5.800%, 07/01/2017+...    11,110,000
   7,000,000 Putnam County, Florida, Development Authority
             Pollution Control Revenue Bonds, Seminole Electric
             Cooperative, Series D,
             3.400%, 12/15/2009..................................     7,000,000
  22,610,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             4.200%, 10/17/2000..................................    22,610,000
  20,000,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             4.200%, 11/10/2000..................................    20,000,000
  24,000,000 Salt River, Arizona, Electric & Gas Commercial Paper
             4.150%, 11/13/2000..................................    24,000,000
  25,600,000 Salt River, Arizona, Electric & Gas Commercial
             Paper,
             4.250%, 02/05/2001..................................    25,600,000
   5,000,000 San Antonio, Texas, Series 95,
             4.300%, 10/13/2000..................................     5,000,000
   7,000,000 San Antonio, Texas, Water Commercial Paper, Series
             1995,
             4.250%, 10/13/2000..................................     7,000,000
  18,300,000 San Antonio, Texas, Water Commercial Paper,
             4.250%, 10/10/2000..................................    18,300,000
  27,000,000 San Antonio, Texas, Water Commercial Paper,
             4.250%, 02/07/2001..................................    27,000,000
  10,000,000 San Antonio, Texas, Water Commercial Paper,
             4.250%, 02/08/2001..................................    10,000,000
  40,000,000 Shelby County, Tennessee, Commercial Paper,
             4.200%, 01/17/2001..................................    40,000,000
  25,000,000 South Carolina State, Public Service Authority,
             Commercial Paper,
             4.250%, 10/02/2000..................................    25,000,000

  Principal                                                           Value
   Amount                                                           (Note 1)
  ---------                                                         --------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $39,000,000 St. James Parish, Louisiana, Pollution Control
             Revenue Bonds, Texaco Inc. Project, Series B,
             4.250%, 10/17/2000................................   $  39,000,000
  22,100,000 Tennessee State School Board, Commercial Paper,
             4.200%, 10/12/2000................................      22,100,000
   8,000,000 Texas A&M University, Revenue Bonds, 4.250%,
             02/14/2001........................................       8,000,000
  28,240,000 Texas State, General Obligation Bonds, Veterans
             Housing Assistance-Fund I, 5.400%, 12/01/2016+....      28,240,000
  32,000,000 Texas State, Transportation Authority, Commercial
             Paper,
             5.600%, 08/31/2001+...............................      32,000,000
  17,760,000 Texas Technical University, Commercial Paper,
             Series A,
             4.250%, 11/13/2000................................      17,760,000
  49,000,000 University of Missouri, Revenue Bonds, 5.600%,
             11/01/2030+.......................................      49,000,000
  27,000,000 University of Texas, Commercial Paper, Series A,
             4.200%, 12/12/2000................................      27,000,000
  15,000,000 Wisconsin State, General Obligation Commercial
             Paper, Series A,
             4.100%, 11/09/2000................................      15,000,000
                                                                  -------------
                                                                  1,205,561,697
                                                                  -------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 40.79%
             BANK OF AMERICA
  22,000,000 Des Moines, Iowa, Hospital Facilities Revenue
             Bonds, Iowa Methodist Medical Center Project,
             5.600%, 08/01/2015+...............................   $  22,000,000
  17,300,000 Meckenburg County, North Carolina, General
             Obligation Bonds, Series B,
             5.600%, 03/01/2015+...............................      17,300,000
  23,600,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series C,
             4.300%, 03/01/2014+...............................      23,600,000
  21,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC),
             5.850%, 10/01/2018+...............................      21,000,000
  15,505,000 Richmond, Virginia Revenue Anticipation Notes,
             Series B,
             4.400%, 06/30/2004+...............................      15,505,000
  14,800,000 University of Delaware, Revenue Bonds, 5.600%,
             11/01/2023+.......................................      14,800,000
             BANK OF NEW YORK
  51,500,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue and General Purpose Bonds, Series A,
             4.350%, 01/01/2003+...............................      51,500,000
  20,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue and General Purpose Bonds, Series A,
             5.600%, 01/01/2003+...............................      20,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
  ---------                                                        -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             BANK OF NOVA SCOTIA
 $10,000,000 New York State, Local Government Assistance
             Corporation, Series G,
             5.250%, 04/01/2025+................................   $10,000,000
             BANK ONE LOUISIANA
  16,400,000 Louisiana State Offshore Terminal Authority
             Deepwater Port Revenue Bonds, Loop, Inc. Project,
             5.450%, 10/01/2019+................................    16,400,000
  14,920,000 Louisiana State, Offshore Terminal Authority
             Deepwater Port Revenue Bonds, Loop, Inc. Project,
             5.400%, 09/01/2008+................................    14,920,000
             BANK ONE, N.A.
  10,000,000 Chicago, Illinois, Water Revenue Bonds,
             5.400%, 11/01/2030+................................    10,000,000
             BAYERISCHE LANDESBANK
  25,000,000 Georgia State, Municipal Electric Authority, Series
             D,
             3.800%, 01/01/2020+................................    25,000,000
  11,300,000 Georgia State, Municipal Electric Authority, Series
             E,
             5.300%, 01/01/2020+................................    11,300,000
  40,500,000 Metropolitan Government, Nashville & Davidson
             County, Tennessee, Health & Education Facilities
             Board, Revenue Bonds, Vanderbilt University, Series
             A, 5.550%, 10/01/2030+.............................    40,500,000
  30,000,000 Oklahoma State Water Board Revenue Bonds,
             4.300%, 09/01/2032+................................    30,000,000
  30,000,000 Oregon State, General Obligation Bonds, Series 73H,
             5.600%, 12/01/2019+................................    30,000,000
  35,000,000 Shelby County, Tennessee, Tax Anticipation Notes,
             Series A,
             4.400%, 06/29/2001+................................    35,000,000
  20,000,000 Utah Transit Authority Sales Tax & Transit Revenue
             Bonds, 4.250%, 09/01/2030+.........................    20,000,000
             BAYERISCHE VEREINSBANK
  10,400,000 Snohomish County, Washington,
             Public Utilities District No. 001, Electric Revenue
             Bonds, (MBIA),
             5.400%, 01/01/2025+................................    10,400,000
             COMMERZBANK, A.G.
  15,945,000 Dade County, Florida Water & Sewer Revenue Bonds,
             Series 94, (FGIC), 5.400%, 10/05/2022+.............    15,945,000
             CREDIT LOCAL DE FRANCE
  17,600,000 District of Columbia Revenue Bonds,
             JFK Center for the Performing Arts, (AMBAC),
             5.400%, 10/01/2029+................................    17,600,000

  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
             CS FIRST BOSTON
 $25,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp. Project, (AMBAC),
             4.400%, 06/01/2013+.................................   $25,000,000
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp. Project, (AMBAC),
             5.600%, 10/01/2015+.................................    10,000,000
  21,350,000 Piedmont Municipal Power Agency, South Carolina,
             Electric Power & Light Revenue Bonds, Series A,
             (MBIA), 5.650%, 01/01/2024+.........................    21,350,000
  20,000,000 Piedmont Municipal Power Agency, South Carolina,
             Electric Power & Light Revenue Bonds, Series B,
             (MBIA), 5.500%, 01/01/2019+.........................    20,000,000
   9,430,000 Washington State, Public Power Supply System Project
             No. 2, Revenue Bonds, Series 2A-2, (MBIA),
             5.400%, 07/01/2012+.................................     9,430,000
             FIRST UNION NATIONAL BANK
  11,000,000 Capital Region Airport Commission, Virginia,
             Passenger Facilities Charge Revenue Bonds, Series B,
             4.400%, 06/01/2029+.................................    11,000,000
             FIRST UNION NATIONAL BANK/BANK OF NOVA SCOTIA
  10,000,000 Nassau County, New York, Revenue Anticipation Notes,
             Series A, 6.000%, 03/20/2001+.......................    10,068,304
             LANDESBANK HESSEN-THURINGEN
  15,000,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds, Series F, (AMBAC),
             4.225%, 07/01/2015+.................................    15,000,000
             LASALLE NATIONAL BANK
  11,900,000 Flint, Michigan, Hospital Building Authority Revenue
             Bonds, Hurley Medical Center, Series B,
             5.550%, 07/01/2015+.................................    11,900,000
   4,800,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital Bonds, Series B,
             5.850%, 01/01/2016+.................................     4,800,000
  44,800,000 Illinois Health Facilities Authority Revenue Bonds,
             Resurrection Health, Series B, (FSA),
             5.650%, 05/01/2029+.................................    44,800,000
             MORGAN GUARANTY TRUST
  14,740,000 Detroit, Michigan, Sewage Disposal Revenue Bonds,
             Series A, (MBIA), 5.500%, 07/01/2023+...............    14,740,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Tax-Exempt Money Fund -- (continued)



  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
 $ 6,900,000 Kenton County, Kentucky, Industrial Building Revenue
             Bonds, Redken Labs, Inc. Project,
             4.250%, 12/01/2014+..................................   $ 6,900,000
   6,050,000 New York City, New York, General Obligation Bonds,
             Subseries E-3,
             5.600%, 08/01/2023+..................................     6,050,000
             MORGAN STANLEY DEAN WITTER
   6,795,000 Atlanta, Georgia Water & Waste, Series 329,
             5.650%, 11/01/2038+..................................     6,795,000
  28,257,500 Clark County, Nevada General Obligation Bonds, CTFS-
             Series 351, (MBIA),
             4.440%,07/01/2030+...................................    28,257,500
   8,000,000 Georgia State, General Obligation Bonds, Series 213,
             5.620%, 03/01/2009+..................................     8,000,000
  10,750,000 Wisconsin State Transportation Revenue Bonds, Series
             279,
             4.440%, 07/01/2009+..................................    10,750,000
             NATIONAL WESTMINSTER BANK
  28,438,000 Clark County, Nevada, Airport Improvement Revenue
             Bonds, Series A, (MBIA),
             5.400%, 07/01/2012+..................................    28,438,000
             NORDDEUTSCHE LANDESBANK
  14,950,000 Brazos, Texas, Harbor Industrial Development Revenue
             Bonds, Badische Corp.,
             4.250%, 12/01/2013+..................................    14,950,000
             NORTHERN TRUST COMPANY
  14,500,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp. Affiliates, Series A,
             4.350%, 10/01/2010+..................................    14,500,000
             SCOTIABANK
  11,000,000 Indiana State Development Finance Authority
             Commercial Paper, USX Corporate Project,
             4.050%, 10/05/2000...................................    11,000,000
             SUNTRUST BANK OF CENTRAL FLORIDA/BANK OF AMERICA
             N.A./BANK ONE
     200,000 Jacksonville, Florida, Capital Project Revenue Bonds,
             Series 2, (AMBAC), 5.400%, 10/01/2022+...............       200,000
             SUNTRUST BANK OF NASHVILLE
   9,000,000 Louisiana State Offshore Terminal Authority,
             Deepwater Port Refunding Revenue Bonds, Loop, Inc.,
             5.550%, 09/01/2008+..................................     9,000,000

  Principal                                                         Value
   Amount                                                          (Note 1)
  ---------                                                     --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             WACHOVIA BANK
 $27,000,000 Baltimore, Maryland, Port Facilities Revenue
             Bonds, Occidental Petroleum, Series 1981,
             4.100%, 10/14/2011+.............................   $   27,000,000
             WELLS FARGO BANK, N.A.
   6,900,000 Garden City, Kansas, Industrial Development
             Revenue Bonds, Inland Container Corp. Project,
             4.400%, 01/01/2008+.............................        6,900,000
                                                                --------------
                                                                   849,598,804
                                                                --------------

TOTAL INVESTMENTS
(Cost $2,055,160,501*)...................................  98.67% $2,055,160,501
OTHER ASSETS & LIABILITIES (NET).........................   1.33      27,787,522
                                                          ------  --------------
NET ASSETS............................................... 100.00% $2,082,948,023
                                                          ======  ==============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2000, approximately, 41% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2000, approximately, 19% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
New York Tax-Exempt Money Fund




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 56.45%
 $ 7,000,000 Bedford, New York City Central School District Tax
             Anticipation Notes,
             4.450%, 11/01/2000..................................  $  7,000,836
   6,000,000 Binghamton, New York City School District Tax
             Anticipation Notes,
             4.750%, 10/20/2000..................................     6,001,098
   2,252,000 Byram Hills, New York City Central
             School District Bond Anticipation Notes,
             4.500%, 11/21/2000..................................     2,252,899
   6,000,000 Greenburgh, New York City Central
             School District No. 7 Tax Anticipation Notes,
             4.850%, 10/12/2000..................................     6,000,926
  20,500,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper,
             4.250%, 02/05/2001..................................    20,500,000
   5,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series A,
             4.200%, 02/08/2001..................................     5,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             4.150%, 10/11/2000..................................    10,000,000
   3,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             4.150%, 12/06/2000..................................     3,000,000
  10,200,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series 98B,
             4.200%, 10/12/2000..................................    10,200,000
  11,300,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series 98B,
             4.100%, 11/13/2000..................................    11,300,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series 98B,
             4.100%, 01/12/2001..................................    10,000,000
   5,000,000 New York City, New York General Obligation Bonds,
             Series D,
             5.600%, 02/01/2021+.................................     5,000,000
  15,000,000 New York City, New York, Transitional Financing
             Authority, Tax Anticipation Notes, Series 3,
             4.750%, 11/01/2000..................................    15,007,647
   7,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper,
             4.250%, 10/11/2000..................................     7,000,000
   1,500,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, Series D,
             3.950%, 10/05/2000..................................     1,500,000

  Principal                                                           Value
    Amount                                                           (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 25,500,000 New York City, New York, General Obligation Bonds,
              Subseries J2,
              5.600%, 02/15/2016+...............................   $ 25,500,000
    4,000,000 New York City, New York, General
              Obligation Commercial Paper, Series 94 H3,
              4.250%, 12/11/2000................................      4,000,000
    3,500,000 New York City, New York, General
              Obligation Commercial Paper, Series 94 H3,
              4.250%, 01/17/2001................................      3,500,000
    2,800,000 New York City, New York, General
              Obligation Commercial Paper, Series 94 H3,
              4.250%, 01/17/2001................................      2,800,000
    7,900,000 New York City, New York, Housing Development Corp.
              Multifamily Rent Housing Revenue Bonds, Parkgate
              Development, Series A,
              5.500%, 10/15/2028+...............................      7,900,000
    2,000,000 New York City, New York, Municipal Water Finance
              Authority, Water & Sewer System Revenue Bonds,
              Series C,
              5.550%, 06/15/2022+...............................      2,000,000
    2,000,000 New York City, Transitional Financing Authority
              Revenue Bonds, Future Tax Secured, Series A2,
              5.500%, 11/15/2021+...............................      2,000,000
    6,325,000 New York State Dormitory Authority, Columbia
              University Commercial Paper, Series A,
              4.100%, 11/10/2000................................      6,325,000
   10,000,000 New York State Dormitory Authority, Commercial
              Paper,
              4.150%, 11/10/2000................................     10,000,000
    3,200,000 New York State Dormitory Authority, Commercial
              Paper,
              4.200%, 01/17/2001................................      3,200,000
    7,500,000 New York State Dormitory Authority, Sinai Medical
              Center Commercial Paper,
              4.050%, 01/17/2001................................      7,500,000
    6,500,000 New York State Environmental Facilities Commercial
              Paper,
              4.150%, 12/07/2000................................      6,500,000
   17,000,000 New York State Environmental Facilities Commercial
              Paper,
              4.200%, 02/07/2001................................     17,000,000
   10,000,000 New York State Power Authority Commercial Paper,
              4.050%, 10/02/2000................................     10,000,000
   17,000,000 New York State Power Authority Commercial Paper,
              4.200%, 12/01/2000................................     17,000,000
   10,000,000 New York State Power Authority Commercial Paper,
              4.250%, 01/12/2001................................     10,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 5,000,000 New York State Power Authority Commercial Paper,
             Series D,
             4.000%, 10/06/2000.................................   $  5,000,000
   6,500,000 New York State Thruway Authority Commercial Paper,
             4.200%, 02/08/2001.................................      6,500,000
  10,000,000 New York State Thruway Authority Commercial Paper,
             4.200%, 02/08/2001.................................     10,000,000
   7,447,000 Oyster Bay, New York, Bond Anticipation Notes,
             Series A,
             5.250%, 04/26/2001.................................      7,481,331
  10,000,000 Puerto Rico, Government Development Bank,
             4.000%, 12/14/2000.................................     10,000,000
  15,000,000 Rockland County, New York, Revenue Anticipation
             Notes,
             4.750%, 03/15/2001.................................     15,026,119
   1,200,000 Westchester County, New York,
             General Obligation Bonds, Series B,
             4.500%, 11/15/2000.................................      1,200,944
                                                                   ------------
                                                                    310,196,800
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
 41.52%
             ABN AMRO BANK N.V./MORGAN GUARANTY TRUST
   3,450,000 Long Island Power Authority, New York Electric
             Systems Revenue Bonds, Series 6,
             5.450%, 05/01/2033+................................      3,450,000
             BANK OF NEW YORK
   4,500,000 New York City, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Children's
             Oncology Society,
             5.500%, 05/01/2021+................................      4,500,000
  35,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series N17,
             5.600%, 01/01/2003+................................     35,000,000
             BANK OF NOVA SCOTIA
   4,800,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series G,
             5.250%, 04/01/2025+................................      4,800,000
  10,400,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes,
             5.350%, 11/01/2002+................................     10,400,000
             BANK ONE CHICAGO N.A.
   1,500,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, New
             York State Electric & Gas Co., Series D,
             5.400%, 10/01/2029+................................      1,500,000

  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             BANK ONE N.A.
 $ 3,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Niagara
             Mohawk Power Corp. Project, Series B,
             5.500%, 12/01/2025+.................................   $  3,700,000
   3,100,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Niagara
             Mohawk Power Corp. Project, Series C,
             5.500%, 12/01/2025+.................................      3,100,000
             BANKERS TRUST COMPANY
   1,500,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys R Us-NYTEX, Inc. Project,
             5.625%, 11/01/2019+.................................      1,500,000
             BAYERISCHE LANDESBANK
     500,000 Port Authority of New York & New Jersey, Special
             Obligation Revenue Bonds, Versatile Structures,
             5.450%, 08/01/2024+.................................        500,000
             CHASE MANHATTAN BANK
   5,000,000 New York City, New York, City Treasures Cultural
             Reserve, Asia Society Revenue Bonds,
             4.200%, 04/01/2030+.................................      5,000,000
  27,000,000 New York City, New York, General Obligation Bonds,
             Subseries B9,
             5.600%, 08/15/2023+.................................     27,000,000
   6,000,000 New York State Dormitory Authority, Revenue Bonds,
             Memorial Sloan-Kettering, Series C,
             5.500%, 07/01/2019+.................................      6,000,000
             COMMERZBANK A.G.
  20,035,000 New York City, New York, Health & Hospital Corp.
             Health Systems Revenue Bonds, Series F,
             5.250%, 02/15/2026+.................................     20,035,000
   6,400,000 New York State Housing Finance Agency, Service
             Contract Obligation Revenue Bonds, Series A,
             5.400%, 03/15/2027+.................................      6,400,000
             CREDIT LOCAL DE FRANCE
   6,800,000 Niagara Falls, New York, Bridge Common Toll Revenue
             Bonds, Series A, (FGIC),
             5.250%, 10/01/2019+.................................      6,800,000
             CREDIT SUISSE/FIRST BOSTON
   2,200,000 Long Island Power Authority, New York Electric
             Systems Revenue Bonds, Series 7B, (MBIA),
             5.300%, 04/01/2025+.................................      2,200,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             DEXIA CREDIT LOCAL DE FRANCE
 $ 4,600,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers
             Union Facility,
             5.500%, 07/01/2019+.................................   $  4,600,000
             FIRST UNION NATIONAL BANK
   8,895,000 New York State Dormitory Authority, New York Public
             Library, Revenue Bonds, Series A,
             4.000%, 07/01/2028..................................      8,895,000
             FIRST UNION NATIONAL BANK/BANK OF NOVA SCOTIA
  10,000,000 Nassau County, New York Revenue Anticipation Notes,
             Series A,
             6.000%, 03/20/2001..................................     10,068,304
             LANDESBANK HESSEN-THURINGEN
  10,005,000 New York City, New York General Obligation Bonds,
             Series A6,
             5.300%, 08/01/2019+.................................     10,005,000
             MANUFACTURERS & TRADERS
   8,800,000 New York City, New York, Industrial Development
             Agency, Civic Facilities Revenue Bonds, Jewish
             Community Center,
             4.350%, 03/01/2030+.................................      8,800,000
             MORGAN GUARANTY TRUST
   2,300,000 Nassau County, New York, Industrial Development
             Agency, Civic Facilities Revenue Bonds, Winthrop-
             University Hospital Association Project,
             5.500%, 03/01/2028+.................................      2,300,000
   2,700,000 New York City, New York, General Obligation Bonds,
             Series A8,
             5.550%, 08/01/2018+.................................      2,700,000
  11,000,000 New York State Dormitory Authority, Revenue Bonds,
             Memorial Sloan-Kettering,
             5.500%, 07/01/2026+.................................     11,000,000
   3,650,000 Port Authority of New York & New Jersey, Special
             Obligation Revenue Bonds, Versatile Structures,
             5.450%, 06/01/2020+.................................      3,650,000
             SOCIETE GENERALE
   3,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange &
             Rockland Utilities, Series A, (AMBAC),
             5.250%, 08/01/2015+.................................      3,700,000
             SOCIETE GENERALE/LANDESBANK HESSEN-THURINGEN
   5,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series E,
             5.450%, 04/01/2025+.................................      5,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             TORONTO DOMINION BANK
 $10,550,000 New York City, New York, General Obligation Bonds,
             Series F2,
             5.550%, 02/15/2012+................................   $ 10,550,000
             WESTDEUTSCHE LANDESBANK
   5,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series C, (AMBAC),
             5.300%, 01/01/2013+................................      5,000,000
                                                                   ------------
                                                                    228,153,304
                                                                   ------------
   Shares
   ------
 OTHER INVESTMENTS -- 2.55%
  14,038,601 Provident Institutional New York Tax-Exempt Money
             Fund...............................................     14,038,601
                                                                   ------------

TOTAL INVESTMENTS
(Cost $552,388,705*)...................................... 100.52% $552,388,705
OTHER ASSETS & LIABILITIES (NET)..........................  (0.52)   (2,881,461)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $549,507,244
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2000, approximately, 42% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2000, approximately, 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in eighteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  With regard to the Money Fund and the Government Money Fund, Excelsior Fund offers two classes of shares: Shares and Institutional Shares. At September 30, 2000, Government Money Fund has issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio Valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                             Expiration Date March 31,
                            -----------------------------------------------------------
                             2001   2002  2003    2004   2005    2006    2007    2008    Total
                            ------- ---- ------- ------ ------- ------- ------- ------- -------
   Money Fund..............     --  --       --  $7,000 $12,000     --      --      --  $19,000
   Government Money Fund... $10,000 --   $48,000  1,000     --  $ 6,000 $ 3,000 $19,000  87,000
   Treasury Money Fund.....     --  --       --     --      --      --      --   22,000  22,000
   Tax-Exempt Money Fund...     --  --       --     --    7,000  35,000  27,000     --   69,000
   New York Tax-Exempt
    Money Fund.............     --  --       --     --      --      --      --    7,000   7,000

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, .30% of the average daily net assets of the Treasury Money Fund, and .50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

     Money Fund....................................................... $370,259
     Government Money Fund............................................  256,736
     Treasury Money Fund..............................................  125,054
     Tax-Exempt Money Fund............................................   80,678
     New York Tax-Exempt Money Fund...................................  117,108

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Money Fund -- Shares................................................. 0.50%
     Government Money Fund................................................ 0.50%
     Treasury Money Fund.................................................. 0.55%
     Tax-Exempt Money Fund................................................ 0.50%
     New York Tax-Exempt Money Fund....................................... 0.60%

  With regard to the Institutional Share of Money Fund, U.S. Trust contractually agreed to waive fees and reimburse expenses through March 31, 2001, to the extent necessary to maintain an annual expense ratio of not more than .25%.

  For the six months ended September 30, 2000, U.S. Trust waived investment advisory fees totaling $308,985 for Money Fund and $434,729 for New York Tax-Exempt Money Fund, respectively.

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $2,936,582 for the six months ended September 30, 2000. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Money Fund....................................... $1,838,481       --
     Government Money Fund............................    169,188      $ 21
     Treasury Money Fund..............................     96,401       --
     Tax-Exempt Money Fund............................    799,700       --
     New York Tax-Exempt Money Fund...................     32,959       --

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of the Funds receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee.

3. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
28.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 14 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares each of Money Fund, Government Money Fund, Treasury Money Fund, and New York Tax-Exempt Money Fund and 3 billion shares for Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                         Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/00      03/31/00
                                               ---------------  ---------------
Sold:
  Shares...................................... $ 4,047,308,591  $ 6,092,031,150
  Institutional Shares*.......................     861,598,987      934,355,336
Issued as reinvestment of dividends:
  Shares......................................       6,811,666        5,196,004
  Institutional Shares*.......................       1,752,842          514,849
Redeemed:
  Shares......................................  (4,010,633,333)  (5,603,747,004)
  Institutional Shares*.......................  (845,303,963)      (661,873,162)
                                               ---------------  ---------------
Net Increase.................................. $    61,534,790  $   766,477,173
                                               ===============  ===============
                                                    Government Money Fund
                                               --------------------------------
                                                 Six Months
                                                    Ended         Year Ended
                                                  09/30/00         03/31/00
                                               ---------------  ---------------
Sold.......................................... $ 3,961,202,747  $ 6,769,848,784
Issued as reinvestment of dividends...........       3,450,659        2,370,376
Redeemed......................................  (3,723,480,876)  (6,641,358,562)
                                               ---------------  ---------------
Net Increase.................................. $   241,172,530  $   130,860,598
                                               ===============  ===============
                                                     Treasury Money Fund
                                               --------------------------------
                                                 Six Months
                                                    Ended         Year Ended
                                                  09/30/00         03/31/00
                                               ---------------  ---------------
Sold.......................................... $ 1,564,351,077  $ 3,094,444,326
Issued as reinvestment of dividends...........       4,119,397        3,419,901
Redeemed......................................  (1,669,882,677)  (3,066,662,817)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $  (101,412,203) $    31,201,410
                                               ===============  ===============
                                                    Tax-Exempt Money Fund
                                               --------------------------------
                                                 Six Months
                                                    Ended         Year Ended
                                                  09/30/00         03/31/00
                                               ---------------  ---------------
Sold.......................................... $ 4,076,144,469  $ 7,064,065,118
Issued as reinvestment of dividends...........       1,831,907        2,141,478
Redeemed......................................  (4,046,136,857)  (6,518,247,292)
                                               ---------------  ---------------
Net Increase.................................. $    31,839,519  $   547,959,304
                                               ===============  ===============

--------
*Institutional Shares of the Money Fund commenced operations December 16, 1999.

                                                New York Tax-Exempt Money Fund
                                               --------------------------------
                                               Six Months Ended  Period Ended
                                                   09/30/00        03/31/00
                                               ---------------- ---------------
Sold..........................................  $ 972,842,613   $ 1,354,331,537
Issued as reinvestment of dividends...........      1,251,397           874,191
Redeemed......................................   (845,990,372)   (1,239,514,040)
                                                -------------   ---------------
Net Increase..................................  $ 128,103,638   $   115,691,688
                                                =============   ===============

4. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.